Loans and Other Financing - Summary of Composition of Loan Portfolio (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 77,208,464	$ 87,108,670	$ 69,996,876
Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Total	7,893,161	14,241,527	11,962,242
Unsecured corporate loans [member]
Disclosure of detailed information about borrowings [line items]
Total	7,774,340	7,987,867	5,976,688
Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total	5,308,305	5,867,328	5,990,750
Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total	5,586,845	2,417,893	147,388
Automobile and other secured loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,552,539	469,216	121,712
Personal loans [member]
Disclosure of detailed information about borrowings [line items]
Total	19,977,524	25,775,007	22,468,411
Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Total	9,228,770	11,783,078	10,673,948
Foreign Trade Loans [member]
Disclosure of detailed information about borrowings [line items]
Total	13,773,163	12,352,765	6,233,342
Other financings [member]
Disclosure of detailed information about borrowings [line items]
Total	6,221,517	5,868,588	5,876,641
Other receivables from financial transactions [member]
Disclosure of detailed information about borrowings [line items]
Total	1,359,108	1,213,669	1,067,562
Receivables from financial leases [member]
Disclosure of detailed information about borrowings [line items]
Total	3,469,467	3,757,343	2,922,999
Sub Total [member]
Disclosure of detailed information about borrowings [line items]
Total	82,144,739	91,734,281	73,441,683
Allowance for loan losses [member]
Disclosure of detailed information about borrowings [line items]
Total	(4,936,275)	(4,625,611)	$ (3,444,807)
Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Total	69,272,503	82,234,983
Stage 1 [member] | Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Total	7,177,104	14,001,854
Stage 1 [member] | Unsecured corporate loans [member]
Disclosure of detailed information about borrowings [line items]
Total	6,218,529	7,694,980
Stage 1 [member] | Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total	4,477,760	5,714,366
Stage 1 [member] | Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total	5,436,111	2,354,797
Stage 1 [member] | Automobile and other secured loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,264,490	451,268
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about borrowings [line items]
Total	16,064,479	20,437,327
Stage 1 [member] | Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Total	8,125,029	10,410,793
Stage 1 [member] | Foreign Trade Loans [member]
Disclosure of detailed information about borrowings [line items]
Total	12,202,668	12,264,554
Stage 1 [member] | Other financings [member]
Disclosure of detailed information about borrowings [line items]
Total	5,205,674	5,782,869
Stage 1 [member] | Other receivables from financial transactions [member]
Disclosure of detailed information about borrowings [line items]
Total	1,325,729	1,177,816
Stage 1 [member] | Receivables from financial leases [member]
Disclosure of detailed information about borrowings [line items]
Total	3,213,033	3,635,703
Stage 1 [member] | Sub Total [member]
Disclosure of detailed information about borrowings [line items]
Total	70,710,606	83,926,327
Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about borrowings [line items]
Total	(1,438,103)	(1,691,344)
Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Total	6,103,209	3,172,058
Stage 2 [member] | Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Total	473,676	198,000
Stage 2 [member] | Unsecured corporate loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,375,347	230,789
Stage 2 [member] | Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total	712,868	88,990
Stage 2 [member] | Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total	141,024	61,753
Stage 2 [member] | Automobile and other secured loans [member]
Disclosure of detailed information about borrowings [line items]
Total	106,242	16,951
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about borrowings [line items]
Total	2,203,003	2,507,042
Stage 2 [member] | Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Total	595,713	857,782
Stage 2 [member] | Foreign Trade Loans [member]
Disclosure of detailed information about borrowings [line items]
Total	555,279	83,782
Stage 2 [member] | Other financings [member]
Disclosure of detailed information about borrowings [line items]
Total	901,476	44,534
Stage 2 [member] | Other receivables from financial transactions [member]
Disclosure of detailed information about borrowings [line items]
Total	12,086	19,048
Stage 2 [member] | Receivables from financial leases [member]
Disclosure of detailed information about borrowings [line items]
Total	172,515	66,143
Stage 2 [member] | Sub Total [member]
Disclosure of detailed information about borrowings [line items]
Total	7,249,229	4,174,815
Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about borrowings [line items]
Total	(1,146,020)	(1,002,757)
Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Total	1,832,752	1,701,629
Stage 3 [member] | Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Total	242,381	41,673
Stage 3 [member] | Unsecured corporate loans [member]
Disclosure of detailed information about borrowings [line items]
Total	180,464	62,098
Stage 3 [member] | Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total	117,677	63,972
Stage 3 [member] | Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total	9,710	1,344
Stage 3 [member] | Automobile and other secured loans [member]
Disclosure of detailed information about borrowings [line items]
Total	181,807	997
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,710,042	2,830,638
Stage 3 [member] | Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Total	508,028	514,502
Stage 3 [member] | Foreign Trade Loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,015,216	4,429
Stage 3 [member] | Other financings [member]
Disclosure of detailed information about borrowings [line items]
Total	114,367	41,184
Stage 3 [member] | Other receivables from financial transactions [member]
Disclosure of detailed information about borrowings [line items]
Total	21,293	16,805
Stage 3 [member] | Receivables from financial leases [member]
Disclosure of detailed information about borrowings [line items]
Total	83,919	55,497
Stage 3 [member] | Sub Total [member]
Disclosure of detailed information about borrowings [line items]
Total	4,184,904	3,633,139
Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about borrowings [line items]
Total	$ (2,352,152)	$ (1,931,510)